February 14, 2010

VIA EDGAR

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:   Dr. Tattoff, Inc. -- Registration Statement on Form 10
Ladies and Gentlemen:

On behalf of Dr. Tattoff, Inc. (the “Company”), we are hereby filing via EDGAR a registration statement on Form 10 for the purpose of registering the Company’s shares of common stock pursuant to the requirements of Section 12(g) the Securities Exchange Act of 1934, as amended.

The Company’s registration statement, as filed today, includes audited financial statements for the years ended December 31, 2008 and 2009, respectively, as well as unaudited financial statements for the nine-month period ended September 30, 2010.  Prior to the automatic effectiveness of the registration statement and as the same become available, the Company intends to provide audited financial statements for the year ended December 31, 2010 together with disclosure responsive to Commission comments received, if any, in an amendment to the registration statement on Form 10/A.

Please direct any correspondence regarding the Form 10 to:

Mr. Terry Childers
Bryan Cave, LLP
One Atlantic Center, 14th Floor
1201 West Peachtree Street, N.W.
Atlanta, Georgia 30309-3488
Telephone: (404) 572-6820
Facsimile: (404) 420-0820

                                                                                                                                                      Very truly yours,

                                                                                                                                                      /s/ Terry Childers

                                                                                                                                                       Bryan Cave, LLP

cc:           John Keefe, Chief Executive Officer, Dr. Tattoff, Inc.
Mark Edwards, Chief Financial Officer, Dr. Tattoff, Inc.

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